IFRS 7 - Disclosure - Liquidity Risk - Summary Of Deposit Funding (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Funds from Deposits	$ 761,354	$ 743,036
Other Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	23	23
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	390,736	382,252
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 370,595	$ 360,761